Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,290
Previously Paid Amount	0.00
Total Fee Amount	2.34
Total Offset Amount	0.00
Net Fee	2.34
Narrative - Max Aggregate Offering Price	$ 15,290
Final Prospectus	true